Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

October 16, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)
on behalf of Eaton Vance Taxable Municipal Bond Fund (the “New Fund”)
Post-Effective Amendment No. 334 (1933 Act File No. 002-90946)
Amendment No. 337 (1940 Act File No. 811-04015) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the New Fund, and exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and will become effective on December 30, 2020 (the “Effective Date”).

The Amendment is being filed for the purpose of registering shares of the New Fund. The investment objective of the New Fund is to seek total return, with an emphasis on income. The New Fund will offer Class A, Class C, Class I and Class R6 shares on substantially the same terms as (i) Class A, Class C, Class I, and Class R6 shares of Eaton Vance Global Bond Fund, a former series of the Registrant, which filed an amendment to its registration statement under Rule 485(a)(2) on October 17, 2018 (Accession No. 0000940394-18-001695) and (ii) Class A, Class C, Class I and Class R6 shares of Eaton Vance Emerging Markets Debt Fund, a series of the Registrant, which filed an amendment to its registration statement under Rule 485(a)(2) on February 14, 2018 (Accession No. 0000940394-18-000293.

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

       Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-6573.

Very truly yours,

/s/ Sarah H. McLaughlin

Sarah H. McLaughlin, Esq.

Assistant Vice President